Note 15 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Liabilities	Level 1	Level 2	Level 3	December 31, 2013
Fair value of embedded derivatives	—	—	$177,927	$177,927
Total	$—	$—	$177,927	$177,927
Liabilities	Level 1	Level 2	Level 3	December 31, 2012
Fair value of common stock warrant liability	$—	$—	$9	$9
Accrued rent related to office closures	—	—	8,657	8,657
Total	$—	$—	$8,666	$8,666

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Other Liabilities*	Common Stock Warrant Liability	Embedded Derivative on Convertible Notes	Total Level 3
Beginning balance – January 1, 2013	$8,657	$9	$—	$8,666
Issuances	—	—	243,889	243,889
Total realized and unrealized gains or losses	43	(9)	(65,962)	(65,928)
Repayments	(8,700)	—	—	(8,700)
Transfers out of level 3 upon exercise or conversion	—	—	—	—
Ending balance – December 31, 2013	$—	$—	$177,927	$177,927